THE COMPANY (Details)		3 Months Ended	12 Months Ended
	Jan. 04, 2016 shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
THE COMPANY (Details) [Line Items]
Number of Wholly Owned Subsidiaries		3	3	2
MariJ Group [Member]
THE COMPANY (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	2,474,850